INSURANCE CONTRACTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Changes in obligation to pay arising from return on investment	R$ (14,160,134)	R$ (8,459,749)	R$ 11,547,973
Interest on monetary adjustment of insurance liabilities	(34,160,771)	(21,681,764)	22,338,084
Amounts recognized in statements of income	(48,320,905)	(30,141,513)	33,886,057
Effect of changes in interest rates	1,498,415	3,916,352	1,871,540
Amounts recognized in other comprehensive income	1,498,415	3,916,352	1,871,540
Financial expenses of insurance contracts	R$ (46,822,490)	R$ (26,225,161)	R$ 35,757,597